Reverse recapitalization and related transactions	9 Months Ended
Sep. 30, 2024
Reverse Recapitalization And Related Transactions
Reverse recapitalization and related transactions

3	Reverse Recapitalization and Related Transactions

The Merger Sub merged with and into Seamless on the Closing Date, as described in Note 1, Business Combination. Seamless survived the merger as a wholly owned subsidiary of INFINT, and INFINT changed its name to Currenc.

Prior to the closing of the Business Combination, Seamless had 58,030,000 shares outstanding and the following transactions occurred immediately prior to the Closing:

●	Seamless divested (a) TNG (Asia) Ltd., (b) Future Network Technology Investment Co., Ltd. and (c) GEA Holdings Limited, such that these entities are no longer affiliates;

●	Seamless acquired an additional ownership share in Dynamic Indonesia Holdings Limited (“Dynamic Indonesia”), the parent company of the WalletKu operating group, through the exercise by the holder of a put option for 772,970 Seamless shares, such that Seamless controls 79% of Walletku (see Note 8, Acquisition of Dynamic Indonesia Holdings Limited, for more information);

●	The applicable holder exercised its right to convert Seamless’ outstanding bonds payable into 2,736,287 common shares of Seamless;

●	5,803,000 Seamless shares were issued to employees subject to the employee Share Incentive Plan;

●	290,000 Seamless shares were issued and reserved for service providers;

●	For the purposes of splitting Seamless, GEM and TNG, a one-for-nine share repurchase exercise was undertaken and resulted in 6,153,926 shares repurchased;

●	After all the above transactions, Seamless had a total of 61,478,331 shares outstanding.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

3	Reverse Recapitalization and Related Transactions (continued)

At the effective time of the Reverse Recapitalization:

●	The outstanding common shares of Seamless were exchanged for 40,000,000 ordinary shares of the Company issued at $10.00 per share (the “Exchange Consideration Shares”);

●	The Company converted 4,483,026 Class B ordinary shares previously issued to the Sponsor (“Sponsor Shares”), 1,250,058 Class B ordinary shares previously issued to other founders (“Other Converted Shares”) and 99,999 Class B ordinary shares issued to the underwriters (“Representative Shares”) into 4,483,026, 1,250,058 and 99,999 ordinary shares, respectively. Class B ordinary shares ceased to exist after the Reverse Recapitalization;

●	In connection with the Closing, the Company issued 200,000 shares to vendors and issued promissory notes for an aggregate of approximately $9.5 million to EF Hutton, Greenberg Traurig, and the Sponsor (see Note 1, Business Combination, for more details);

●	As described in Note 1, Business Combination, the Company raised $1.75 million in net proceeds from the PIPE Offering by issuing a Convertible Note with a principal of $1.94 million, 400,000 Commitment Shares, and 136,110 Warrants to purchase 136,110 ordinary shares in a private placement to a PIPE investor (see Note 10, Convertible bonds and notes, for more information);

●	The Company’s outstanding 94,916 Public Shares, 7,796,842 Private Warrants, and 9,999,880 Public Warrants were still outstanding at the time of the Close.

Immediately following the Reverse Recapitalization and the PIPE Financing, the Company had 46,527,999 ordinary shares and 17,932,892 warrants outstanding.

The Currenc ordinary shares issued and outstanding immediately following the consummation of the Reverse Recapitalization were as follows:

Exchange Consideration Shares	40,000,000
Public Shares	94,916
Sponsor Shares	4,483,026
Other Converted Shares	1,250,058
Representative Shares	99,999
Vendor Shares	200,000
PIPE Commitment Shares	400,000
Total Shares issued and outstanding	46,527,999

At the closing of the Business Combination, $56.0 million remained in the Company’s trust account, of which $54.8 million was used to pay public shareholders who exercised redemption rights, $0.8 million was used to pay outstanding fees and expenses of INFINT incurred in connection with the Business Combination, and $0.3 million was used to partially repay deferred underwriting fees, with no balance remaining for working capital and general corporate purposes of Currenc.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

3	Reverse Recapitalization and Related Transactions (continued)

Simultaneous with the closing of the Business Combination, Currenc completed the PIPE Offering, resulted in gross proceeds of $1.75 million, of which $0.8 million was used to pay outstanding fees and expenses of INFINT, $0.5 million was used to pay a directors and officers insurance premium, and $0.4 million was used to pay outstanding fees and expenses of Seamless.

Due to their subjective nature, any potential transaction-related costs (including legal, accounting and other professional fees) have been expensed as incurred on the respective company’s financial statements. Pre-Closing costs of INFINT were expensed as incurred in their records and are recorded to additional paid-in capital upon Reverse Recapitalization. Pre-Closing costs of Seamless were expensed as incurred and are included in the historical financial statements presented. Post-Closing, any such costs of Currenc are being expensed as incurred in the financial statements presented.

The net liabilities of INFINT were recognized at their carrying value immediately prior to the Closing with no goodwill or other intangible assets recorded and were as follows:

Cash overdraft	$(187)
Accrued expenses	(5,364,533)
Accrued expenses - Sponsor (1)	(278,623)
Deferred underwriter fee payable	(5,699,964)
Promissory note - Sponsor	(325,000)
Promissory note - Seamless (2)	(500,291)
Net liabilities assumed	$(12,168,598)

(1)	Converted into new promissory note - Sponsor upon the Closing of the Business Combination.
(2)	Eliminates against the corresponding receivable reflected by Seamless.